SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
SUBSEQUENT EVENTS [Text Block]

14.        SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Company:

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completed a private placement, with the new COO of the Company, of 100,000 units at a price of $2.92 per unit for gross proceeds of $292,000. Each unit consisted of one common share and one half warrant. Each whole warrant entitles the holder to purchase one common share at a price of $4.03 per share until January 11, 2021. The Company did not pay a finder’s fee in connection with the private placement; and

•	issued a total of 409,905 common shares for total gross proceeds of $452,812 the details of which are as follows:
o	165,000 common shares at $0.16 per common share for proceeds of $26,400 upon the exercise of options;
o	40,000 common shares at $1.88 per common share for proceeds of $75,200 upon the exercise of options;
o	127,405 common shares at $1.45 per common share for proceeds of $184,737 upon the exercise of warrants;
o	40,000 common shares at $1.94 per common share for proceeds of $77,600 upon the exercise of options;
o	37,500 common shares at $2.37 per common share for proceeds of $88,875 upon the exercise of options; and

•

cancelled and returned to treasury 62,722 shares pursuant to a depositary agreement dated September 15, 2015 entered into between the Company and Computershare Trust Company of Canada (“Computershare”). Computershare was appointed to act as depositary for common shares of the Company to be distributed to former shareholders of SilverCrest Mines Inc. by a plan of arrangement agreement (“the Arrangement”) dated July 26, 2015. Any shares not distributed on or before October 1, 2018, the third anniversary of the date of completion of the Arrangement, were returned to the Company for cancellation.